SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Summary of Estimated Useful Lives	Computers and equipment 3-7 years Furniture and fixtures 10-15 years
Summary of Option Fair Value Assumptions
	2 0 1 2	2 0 1 1	2 0 1 0

Risk-free interest rate	0.84%	none	none
Expected life (in years)	2	none	none
Expected volatility	48.37%	none	none
Expected dividend yield	None	none	none